Schedule of Compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-term benefits	$ 2,777,723	$ 1,771,299
Share-based compensation	13,810,779	737,308
Total	$ 16,588,502	$ 2,508,607